UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-2333



                           New Perspective Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

NEW PERSPECTIVE FUND
Investment portfolio

December 31, 2004
                                                                      unaudited

                                                                                                                  Market value
COMMON STOCKS -- 91.71%                                                                         Shares                   (000)


INFORMATION TECHNOLOGY -- 15.36%
Taiwan Semiconductor Manufacturing Co., Ltd.                                               285,560,011             $   454,341
Xerox Corp.(1)                                                                              20,000,000                 340,200
Sun Microsystems, Inc.(1)                                                                   62,426,300                 335,854
Microsoft Corp.                                                                             11,000,000                 293,810
Murata Manufacturing Co., Ltd.                                                               4,558,500                 254,236
Samsung Electronics Co., Ltd.                                                                  563,260                 245,144
Applied Materials, Inc.(1)                                                                  13,995,000                 239,315
Hon Hai Precision Industry Co., Ltd.                                                        51,339,771                 237,774
Hewlett-Packard Co.                                                                         10,855,000                 227,629
Tokyo Electron Ltd.                                                                          3,704,100                 227,495
Cisco Systems, Inc.(1)                                                                      10,885,800                 210,096
Micron Technology, Inc.(1)                                                                  16,490,000                 203,652
ASML Holding NV(1)                                                                           7,270,000                 116,287
ASML Holding NV (New York registered)(1)                                                     5,188,000                  82,541
Nortel Networks Corp.(1)                                                                    54,000,000                 188,460
Motorola, Inc.                                                                              10,500,000                 180,600
Texas Instruments Inc.                                                                       6,950,000                 171,109
International Business Machines Corp.                                                        1,620,000                 159,700
Canon, Inc.                                                                                  2,930,000                 157,708
Rohm Co., Ltd.                                                                               1,440,000                 148,569
Hoya Corp.                                                                                   1,182,900                 133,212
Lucent Technologies Inc.(1)                                                                 35,000,000                 131,600
Ricoh Co., Ltd.                                                                              6,412,000                 123,385
Advanced Micro Devices, Inc.(1)                                                              5,500,000                 121,110
NEC Corp.                                                                                   18,477,100                 114,560
Agilent Technologies, Inc.(1)                                                                4,536,800                 109,337
Xilinx, Inc.                                                                                 3,325,000                  98,586
KLA-Tencor Corp.(1)                                                                          2,065,897                  96,230
QUALCOMM Inc.                                                                                2,000,000                  84,800
SAP AG                                                                                         454,500                  80,887
Altera Corp.(1)                                                                              3,850,000                  79,695
Fujitsu Ltd.                                                                                12,000,000                  77,905
Yahoo! Inc.(1)                                                                               2,000,000                  75,360
Corning Inc.(1)                                                                              5,000,000                  58,850
Hitachi, Ltd.                                                                                7,500,000                  51,830
TDK Corp.                                                                                      700,000                  51,713
Cadence Design Systems, Inc.(1)                                                              2,750,000                  37,978
Agere Systems Inc., Class B(1)                                                              25,500,000                  34,425
Flextronics International Ltd.(1)                                                            2,475,000                  34,205
Alcatel (ADR)(1)                                                                             2,000,000                  31,260
Samsung Electro-Mechanics Co., Ltd.(1)                                                         235,000                   5,903
                                                                                                                     6,107,351

CONSUMER DISCRETIONARY -- 11.52%
Time Warner Inc.(1)                                                                         49,690,000             $   965,974
News Corp. Inc., Class A                                                                    24,295,771                 453,359
News Corp. Inc., Class B                                                                     5,855,200                 112,420
Kingfisher PLC                                                                              52,064,447                 309,041
Hyundai Motor Co.                                                                            5,555,360                 297,867
Honda Motor Co., Ltd.                                                                        5,300,000                 273,924
Toyota Motor Corp.                                                                           5,250,000                 213,086
Starbucks Corp.(1)                                                                           3,000,000                 187,080
eBay Inc.(1)                                                                                 1,450,000                 168,606
Renault SA                                                                                   1,900,000                 158,390
Grupo Televisa, SA, ordinary participation certificates (ADR)                                2,516,400                 152,242
Carnival Corp., units                                                                        2,348,900                 135,367
Lagardere Groupe SCA                                                                         1,800,000                 129,454
Suzuki Motor Corp.                                                                           7,052,100                 128,495
Pearson PLC                                                                                  8,326,000                 100,278
Viacom Inc., Class B, nonvoting                                                              2,640,000                  96,070
Industria de Diseno Textil, SA                                                               3,236,100                  95,111
IAC/InterActiveCorp(1)                                                                       3,312,500                  91,491
Bayerische Motoren Werke AG                                                                  1,729,200                  77,755
MGM Mirage, Inc.(1)                                                                          1,000,000                  72,740
Sharp Corp.                                                                                  3,500,000                  56,993
Mediaset SpA                                                                                 4,500,000                  56,865
Cie. Financiere Richemont AG, units, Class A                                                 1,450,000                  48,121
Reed Elsevier PLC                                                                            5,100,000                  46,960
Dow Jones & Co., Inc.                                                                        1,000,000                  43,060
General Motors Corp.                                                                           900,000                  36,054
Koninklijke Philips Electronics NV                                                           1,250,000                  33,030
Clear Channel Communications, Inc.                                                             850,000                  28,467
DaimlerChrysler AG                                                                             184,900                   8,830
Liberty Media Corp., Class A(1)                                                                400,000                   4,392
Antena 3 Television, SA(1)                                                                      19,677                   1,416
TI Automotive Ltd., Class A(1),(2)                                                           4,578,091                       -
                                                                                                                     4,582,938

FINANCIALS -- 11.00%
Erste Bank der oesterreichischen Sparkassen AG                                              10,336,092                 550,169
ING Groep NV                                                                                14,779,335                 445,581
Bayerische Hypo- und Vereinsbank AG(1)                                                      16,334,900                 369,471
Societe Generale                                                                             3,485,000                 351,410
American International Group, Inc.                                                           5,166,319                 339,272
HSBC Holdings PLC                                                                           16,470,708                 277,437
DEPFA BANK PLC                                                                              16,101,070                 269,320
J.P. Morgan Chase & Co.                                                                      6,400,000                 249,664
Citigroup Inc.                                                                               4,549,267                 219,184
UFJ Holdings, Inc.(1)                                                                           31,458                 190,144
Bank of Nova Scotia                                                                          5,392,400                 182,892
Royal Bank of Scotland Group PLC                                                             4,810,000                 161,489
Westpac Banking Corp.                                                                        9,716,763                 147,868
Banco Santander Central Hispano, SA                                                         10,786,400                 133,381
Royal Bank of Canada                                                                         2,100,000                 112,438
Allianz AG                                                                                     769,000                 101,654
QBE Insurance Group Ltd.                                                                     7,223,115                  86,571
Toronto-Dominion Bank                                                                        1,223,700                  50,906
Sompo Japan Insurance Inc.                                                                   4,297,000                  43,664
Fortis                                                                                       1,150,000                  31,727
Deutsche Bank AG                                                                               267,700                  23,683
Bank of America Corp.                                                                          500,000                  23,495
Manulife Financial Corp.                                                                       300,000                  13,850
                                                                                                                     4,375,270

MATERIALS -- 10.47%
Newmont Mining Corp.                                                                        10,650,000                 472,967
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                             9,830,000                 285,168
Cia. Vale do Rio Doce, preferred nominative, Class A                                         2,849,400                  68,847
Dow Chemical Co.                                                                             6,912,500                 342,238
POSCO                                                                                        1,779,226                 321,433
Nitto Denko Corp.                                                                            5,610,000                 306,874
Barrick Gold Corp.                                                                          10,000,000                 242,200
Placer Dome Inc.                                                                            12,250,000                 231,035
Georgia-Pacific Corp., Georgia-Pacific Group                                                 6,100,000                 228,628
International Paper Co.                                                                      5,130,000                 215,460
Anglo American PLC                                                                           7,500,000                 178,158
BASF AG                                                                                      2,360,000                 169,408
Smurfit-Stone Container Corp.(1)                                                             6,700,000                 125,156
Gold Fields Ltd.                                                                             8,180,604                 101,166
BHP Billiton Ltd.                                                                            8,000,000                  95,820
L'Air Liquide                                                                                  517,000                  95,231
BHP Billiton PLC                                                                             7,846,075                  91,791
Weyerhaeuser Co.                                                                             1,300,000                  87,386
AngloGold Ashanti Ltd.                                                                       2,400,000                  84,986
Phelps Dodge Corp.                                                                             790,000                  78,147
Alcan Inc.                                                                                   1,575,000                  77,238
Rohm and Haas Co.                                                                            1,700,000                  75,191
Holcim Ltd.                                                                                  1,028,571                  61,777
Yara International ASA(1)                                                                    4,196,800                  55,061
Alcoa Inc.                                                                                   1,700,000                  53,414
Valspar Corp.                                                                                  191,050                   9,554
Abitibi-Consolidated Inc.                                                                    1,272,755                   8,761
                                                                                                                     4,163,095

TELECOMMUNICATION SERVICES -- 8.44%
Vodafone Group PLC                                                                         294,720,425                 797,742
Telefonica, SA                                                                              28,583,342                 536,566
Deutsche Telekom AG(1)                                                                      22,989,550                 518,432
France Telecom, SA                                                                          14,484,205                 477,880
Royal KPN NV                                                                                45,748,300                 433,111
Portugal Telecom, SGPS, SA                                                                  17,812,700                 219,542
SBC Communications Inc.                                                                      3,450,000                  88,907
America Movil SA de CV, Series L (ADR)                                                       1,349,300                  70,636
KDDI Corp.                                                                                      11,950                  64,205
AT&T Corp.                                                                                   3,000,000                  57,180
Telecom Italia SpA, nonvoting                                                               11,526,971                  37,266
Swisscom AG                                                                                     72,000                  28,282
Singapore Telecommunications Ltd.                                                           17,195,285                  25,072
                                                                                                                     3,354,821

CONSUMER STAPLES -- 8.40%
Altria Group, Inc.                                                                          14,537,500             $   888,241
Nestle SA                                                                                    1,425,150                 371,751
Koninklijke Ahold NV(1)                                                                     37,014,666                 285,756
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                             8,937,500                 253,199
Groupe Danone                                                                                2,140,000                 196,947
Avon Products, Inc.                                                                          4,816,400                 186,395
Procter & Gamble Co.                                                                         3,200,000                 176,256
PepsiCo, Inc.                                                                                3,275,000                 170,955
Unilever NV                                                                                  2,102,500                 140,473
Unilever NV (New York registered)                                                              395,000                  26,350
Coca-Cola Co.                                                                                3,300,000                 137,379
Anheuser-Busch Companies, Inc.                                                               2,435,000                 123,528
Orkla AS                                                                                     3,750,000                 122,767
Kraft Foods Inc., Class A                                                                    2,215,000                  78,876
Wal-Mart de Mexico, SA de CV, Series V                                                      14,814,329                  50,910
Diageo PLC                                                                                   3,085,000                  43,925
Shiseido Co., Ltd.                                                                           2,195,300                  31,709
Heineken NV                                                                                    842,300                  27,984
Unilever PLC                                                                                 2,854,010                  27,975
                                                                                                                     3,341,376

HEALTH CARE -- 8.15%
Sanofi-Aventis                                                                              11,828,112                 941,976
AstraZeneca PLC (Sweden)                                                                    12,372,809                 448,937
AstraZeneca PLC (ADR)                                                                          555,000                  20,196
AstraZeneca PLC (United Kingdom)                                                               550,000                  19,909
Novo Nordisk A/S, Class B                                                                    5,635,000                 306,970
UCB NV                                                                                       5,112,124                 258,952
Roche Holding AG                                                                             1,885,000                 216,349
Novartis AG                                                                                  1,625,000                  81,642
Novartis AG (ADR)                                                                              925,000                  46,750
Chugai Pharmaceutical Co., Ltd.                                                              6,107,100                 100,695
Amgen Inc.(1)                                                                                1,480,000                  94,942
Shionogi & Co., Ltd.                                                                         6,775,000                  93,441
Bristol-Myers Squibb Co.                                                                     3,500,000                  89,670
Smith & Nephew PLC                                                                           8,225,000                  84,009
Elan Corp., PLC (ADR)(1)                                                                     3,000,000                  81,750
Forest Laboratories, Inc.(1)                                                                 1,700,000                  76,262
Guidant Corp.                                                                                1,000,000                  72,100
Medtronic, Inc.                                                                              1,260,000                  62,584
Schering-Plough Corp.                                                                        2,000,000                  41,760
Eli Lilly and Co.                                                                              715,000                  40,576
H. Lundbeck A/S                                                                              1,595,897                  35,473
Pfizer Inc                                                                                     980,000                  26,352
                                                                                                                     3,241,295

ENERGY -- 7.12%
"Shell" Transport and Trading Co., PLC                                                      44,950,000                 382,451
Royal Dutch Petroleum Co. (New York registered)                                              4,255,000                 244,152
ENI SpA                                                                                     14,415,000                 359,626
Norsk Hydro ASA                                                                              4,164,000                 326,757
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                               4,727,000                 171,165
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                3,619,900                 144,000
TOTAL SA                                                                                     1,256,100                 273,393
Baker Hughes Inc.                                                                            3,700,000                 157,879
Apache Corp.                                                                                 2,825,200                 142,870
Schlumberger Ltd.                                                                            2,130,000                 142,604
Canadian Natural Resources, Ltd.                                                             2,900,000                 123,854
ChevronTexaco Corp.                                                                          2,100,000                 110,271
Imperial Oil Ltd.                                                                            1,100,000                  65,340
Unocal Corp.                                                                                 1,500,000                  64,860
Exxon Mobil Corp.                                                                            1,235,000                  63,306
ConocoPhillips                                                                                 400,000                  34,732
Transocean Inc.(1)                                                                             616,500                  26,133
                                                                                                                     2,833,393

INDUSTRIALS -- 5.77%
Tyco International Ltd.                                                                     15,312,500                 547,269
General Electric Co.                                                                        10,260,500                 374,508
United Parcel Service, Inc., Class B                                                         2,694,700                 230,289
Sandvik AB                                                                                   3,800,000                 153,009
Asahi Glass Co., Ltd.                                                                       12,692,000                 139,595
FANUC LTD                                                                                    2,025,700                 132,102
3M Co.                                                                                       1,535,000                 125,977
Ryanair Holdings PLC (ADR)(1)                                                                2,893,500                 117,910
Wesfarmers Ltd.                                                                              2,985,000                  92,761
Siemens AG                                                                                     800,000                  67,590
Parker Hannifin Corp.                                                                          700,000                  53,018
Deere & Co.                                                                                    700,000                  52,080
Monster Worldwide Inc.(1)                                                                    1,370,000                  46,087
Delta Air Lines, Inc.(1)                                                                     5,800,000                  43,384
Caterpillar Inc.                                                                               360,000                  35,104
Adecco SA                                                                                      655,000                  32,879
Raytheon Co.                                                                                   650,000                  25,240
Boeing Co.                                                                                     475,000                  24,591
                                                                                                                     2,293,393

UTILITIES -- 1.73%
E.ON AG                                                                                      3,300,000                 299,726
National Grid Transco PLC                                                                   17,535,100                 166,668
Scottish Power PLC                                                                          20,676,000                 159,773
Gas Natural SDG, SA                                                                          1,969,543                  60,713
                                                                                                                       686,880

MISCELLANEOUS -- 3.75%
Other common stocks in initial period of acquisition                                                                 1,491,250


TOTAL COMMON STOCKS (cost: $25,259,460,000)                                                                         36,471,062


WARRANTS -- 0.01%


FINANCIALS -- 0.01%
ING Groep NV, warrants, expire 2008(1)                                                       1,265,000              $    5,054


CONSUMER DISCRETIONARY -- 0.00%
NTL Inc., Series A, warrants, expire 2011(1)                                                    39,037                     156


TOTAL WARRANTS (cost: $91,917,000)                                                                                       5,210




CONVERTIBLE SECURITIES -- 0.25%


FINANCIALS -- 0.25%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units          4,200,000,000                  97,192


TOTAL CONVERTIBLE SECURITIES (cost: $23,722,000)                                                                        97,192




                                                                                      Principal amount
BONDS AND NOTES -- 0.00%                                                                         (000)


MATERIALS -- 0.00%
Cia. Vale do Rio Doce 0% (undated)(2)                                                           R $38                       --


TOTAL BONDS AND NOTES (cost: $0)                                                                                            --




SHORT-TERM SECURITIES -- 7.85%


Bank of Ireland 2.08%-2.41% due 1/5-3/21/2005(3)                                             $ 175,000                 174,692
HBOS Treasury Services PLC 2.09%-2.43% due 1/14-3/15/2005                                      167,900                 167,510
Rabobank USA Financial Corp. 2.16%-2.30% due 1/26-2/1/2005                                     150,000                 149,737
Calyon North America Inc. 2.21%-2.395% due 2/15-3/2/2005                                       150,000                 149,553
CBA (Delaware) Finance Inc. 2.23%-2.25% due 2/17-2/22/2005                                     150,000                 149,498
Barclays U.S. Funding Corp. 2.09%-2.42% due 1/13-3/16/2005                                      83,100                  82,957
Sheffield Receivables Corp. 2.04%-2.17% due 1/7-1/24/2005(3)                                    61,855                  61,799
Westpac Trust Services NZ Ltd. 2.20%-2.26% due 2/2-2/16/2005                                   113,800                 113,484
Westpac Capital Corp. 2.04%-2.14% due 1/6-1/26/2005                                             31,185                  31,151
Danske Corp. 2.07%-2.24% due 1/12-1/31/2005                                                    138,400                 138,231
ANZ National (International) Ltd. 2.03%-2.38% due 1/4-3/3/2005(3)                              135,000                 134,649
Caisse d'Amortissement de la Dette Sociale 2.16%-2.33% due 1/27-2/18/2005                      125,000                 124,712
European Investment Bank 2.00%-2.20% due 1/4-2/16/2005                                         125,000                 124,688
Royal Bank of Scotland PLC 2.11%-2.35% due 1/18-3/1/2005                                       124,500                 124,170
Societe Generale 2.43% due 3/21/2005                                                            50,000                  49,998
Barton Capital Corp. 2.05%-2.32% due 1/11-2/11/2005(3)                                          63,200                  63,080
Toyota Motor Credit Corp. 2.04%-2.32% due 1/11-2/16/2005                                       110,400                 110,258
Bank of Nova Scotia 2.07%-2.29% due 1/6-2/11/2005                                              100,000                  99,847
IXIS Commercial Paper Corp. 2.19%-2.21% due 1/20-2/8/2005(3)                                   100,000                  99,814
Toronto-Dominion Bank 2.35%-2.40% due 2/14-2/25/2005                                            89,500                  89,499
Dexia Delaware LLC 2.09%-2.25% due 1/5-1/31/2005                                                87,750                  87,689
Freddie Mac 2.22%-2.40% due 2/2-3/8/2005                                                        82,556                  82,286
BNP Paribas Finance Inc. 2.05%-2.36% due 1/11-2/25/2005                                         80,300                  80,127
Spintab AB (Swedmortgage) 2.05%-2.39% due 1/3-2/23/2005                                         61,350                  61,252
Stadshypotek Delaware Inc. 2.10%-2.30% due 1/10-2/4/2005(3)                                     58,500                  58,410
Lloyds Bank PLC 2.05%-2.405% due 1/11-3/18/2005                                                 53,700                  53,648
HSBC USA Inc. 2.09% due 1/10/2005                                                               50,000                  49,970
ING (U.S.) Funding LLC 2.20% due 1/18/2005                                                      25,000                  24,972
Mont Blanc Capital Corp. 2.26% due 2/17/2005(3)                                                 25,000                  24,920
GlaxoSmithKline Finance PLC 2.03%-2.37% due 1/27-3/3/2005                                       50,000                  49,856
UBS Finance (Delaware) LLC 2.33% due 2/14/2005                                                  50,000                  49,851
Canadian Imperial Holdings Inc. 2.37% due 2/28/2005                                             50,000                  49,803
Amsterdam Funding Corp. 2.33%-2.36% due 2/3-2/14/2005(3)                                        48,400                  48,282
Thunder Bay Funding, LLC 2.23%-2.38% due 2/7-2/22/2005(3)                                       40,702                  40,581
Wal-Mart Stores Inc. 2.12% due 1/19/2005(3)                                                     40,000                  39,955
Allied Irish Banks N.A. Inc. 2.03% due 1/10/2005(3)                                             25,000                  24,985
American Honda Finance Corp. 2.16% due 1/24/2005                                                15,000                  14,978
Federal Home Loan Bank 2.10%-2.11% due 1/19-1/21/2005                                           10,400                  10,388
Bank of Montreal 2.29% due 1/25/2005                                                             9,600                   9,585
BMW U.S. Capital Corp. 2.33% due 2/16/2005(3)                                                    8,400                   8,374
Siemens Capital Co. LLC 2.33% due 3/4/2005                                                       7,800                   7,767
U.S. Treasury Bills 2.03% due 2/3/2005                                                           5,400                   5,390


TOTAL SHORT-TERM SECURITIES (cost: $3,122,567,000)                                                                   3,122,396

Total investment securities (COST: $28,497,666,000)                                                                 39,695,860

OTHER ASSETS LESS LIABILITIES                                                                                           70,775

NET ASSETS                                                                                                         $39,766,635

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Directors.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $779,541,000, which represented 1.96% of the net assets of the fund.


ADR = American Depositary Receipts
                                                                      unaudited


FEDERAL INCOME TAX INFORMATION                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                       $11,713,821
Gross unrealized depreciation on investment securities                                                          (531,531)
Net unrealized appreciation on investment securities                                                          11,182,290
Cost of investment securities for federal income tax purposes                                                 28,513,570


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                           NEW PERSPECTIVE FUND, INC.

By  /s/ Robert W. Lovelace
    Robert W. Lovelace, President and PEO

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By  /s/ Robert W. Lovelace
    Robert W. Lovelace, President and PEO

Date: February 28, 2005



By  /s/ R. Marcia Gould
    R. Marcia Gould, Treasurer and PFO

Date: February 28, 2005